Business combination - Fair value of the assets acquired and liabilities (Details) - USD ($) $ in Thousands		12 Months Ended
	Mar. 04, 2019	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Net tangible assets acquired:
Goodwill		$ 1,958,263	$ 1,872,083	$ 1,855,909
BIGOINC
Net tangible assets acquired:
-Cash and cash equivalents, restricted cash and cash equivalents and restricted short-term deposits	$ 95,965
-Accounts receivables	57,647
-Other current assets	7,820
-Property and equipment, net	43,853
-Other non-current assets	26,076
Accrued liabilities and other liabilities	(172,539)
Deferred tax liabilities	(47,258)
Goodwill	1,854,221
Total	2,390,009
Other acquisition
Net tangible assets acquired:
-Cash and cash equivalents, restricted cash and cash equivalents and restricted short-term deposits		7,296
-Accounts receivables		1,376
-Other current assets		1,987
-Property and equipment, net		142
Accounts payable		(2,268)
Accrued liabilities and other liabilities		(1,579)
Deferred tax liabilities		(4,069)
Goodwill		84,925
Non-controlling interests		(21,332)
Total		91,137
Technology | Other acquisition
Net tangible assets acquired:
Identifiable intangible assets acquired		$ 11,917
Amortization period		6 years
Trademark | BIGOINC
Net tangible assets acquired:
Identifiable intangible assets acquired	$ 358,000
Amortization period	10 years
Trademark | Other acquisition
Net tangible assets acquired:
Identifiable intangible assets acquired		$ 11,839
Amortization period		6 years
Customer relationships | BIGOINC
Net tangible assets acquired:
Identifiable intangible assets acquired	$ 153,200
Amortization period	3 years
Customer relationships | Other acquisition
Net tangible assets acquired:
Identifiable intangible assets acquired		$ 903
Amortization period		3 years
Non-compete agreement | BIGOINC
Net tangible assets acquired:
Identifiable intangible assets acquired	$ 12,100
Amortization period	1 year
Others | BIGOINC
Net tangible assets acquired:
Identifiable intangible assets acquired	$ 924